SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

12.      SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 31, 2019, the board of directors approved a share split of 1-for-100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would further increase to 70,000,000 and 30,000,000 respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and the number of underlying shares and the fair market value per ordinary share as at grant dates have been retrospectively adjusted accordingly.

As of December 31, 2019 and 2020, the Group is authorized to issue 70,000,000 Class A Ordinary shares with US$0.01 par value per share. As of December 31, 2019 and 2020, 7,004,900 and 9,157,660 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2019 and 2020, the Group is authorized to issue 30,000,000 Class B Ordinary shares with US$0.01 par value per share. As of December 31, 2019 and 2020, 2,863,100 Class B ordinary shares were issued and outstanding. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Completion of IPO

On January 30, 2020, the Group completed its IPO on the Nasdaq Stock Exchange. The Group offered 1,333,360 ADSs, representing 1,333,360 Class A ordinary shares at offering price of US$12.00 per ADS. The net proceeds to the Group from the IPO, after deducting commissions and offering expenses of approximately RMB35,200  (US$5,395), were RMB 75,460 (or approximately US$ 11,565).

Shares issued for service

On July 28, 2020, the Group entered into a service agreement with a public relationship (“PR”) firm. Pursuant to the service agreement, the Group is required to pay 70,000 class A ordinary shares for the PR service by the period ended on September 29, 2020. The fair value of the PR service was RMB 2,706  (US$415) determined based on the Group’s share price on July 28, 2020. The Group issued 35,000 Class A ordinary shares for the year ended December 31, 2020 and the remaining 35,000 Class A ordinary share were issued subsequently to December 31, 2020. Since the remaining 35,000 Class A ordinary shares is legally required to be issued by December 31, 2020, the Group included it in the calculation of the number of shares issued and outstanding as of December 31, 2020.

Shares issued for reserve

For the year ended December 31, 2020, the Group issued 500,000 Class A ordinary shares held in an escrow account as reserve solely for potential convertible note conversion.